CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 19.5	$ 15.4
Accounts receivables, net	134.1	52.5
Mobilization revenue receivable - short-term	13.6	0
Amount due from related party	39.6	0
Other current assets	34.5	28.3
Total current assets	241.3	96.2
Non-current assets:
Newbuildings	112.0	788.9
Drilling rigs	2,103.0	1,334.6
Mobilization revenue receivable - long-term	49.4	0
Deferred tax assets	0.6	1.1
Other non-current assets	9.2	14.2
Total non-current assets	2,274.2	2,138.8
Total assets	2,515.5	2,235.0
Current liabilities:
Current portion of long-term related party payable	235.6	180.9
Trade accounts payable and accruals	28.3	34.9
Deferred mobilization revenue - short-term	19.9	12.0
Related party payable	122.2	0
Other current liabilities	27.3	27.9
Total current liabilities	433.3	255.7
Non-current liabilities:
Long-term related party payable	1,057.1	1,149.6
Deferred mobilization revenue - long-term	41.1	14.5
Other non-current liabilities	0.4	0
Total non-current liabilities	1,098.6	1,164.1
Commitments and contingencies (see note 19)	0	0
Equity
Dropdown Companies' Equity	8.7	22.2
Members' Capital:	0	793.0
Common units (issued and outstanding 24,815,025 units at December 31, 2012)	208.2	0
Subordinated units (issued and outstanding 16,543,350 units at December 31, 2012)	89.6	0
Total Members' capital / Owner's and Dropdown Companies' Equity	306.5	815.2
Non-controlling interest	677.1	0
Total equity	983.6	815.2
Total liabilities and equity	$ 2,515.5	$ 2,235.0